Contract Balances (Details) - Schedule of consolidated balance sheets - CNY (¥) ¥ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Schedule of consolidated balance sheets [Abstract]
Deferred revenue	¥ 375,057	¥ 388,861
Financial liabilities	¥ 330,148	¥ 384,561